Share Capital - Option transaction (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2022 CAD ($) $ / shares	Jun. 30, 2022 CAD ($) $ / shares
Number of options
Balance at beginning of period (in shares) | $	10,170,000	13,750,784
Options exercised (in shares) | $	(150,000)	(4,410,784)
Options granted (in share) | $		1,170,000
Options expired (in shares) | $		(340,000)
Balance at end of period (in shares) | $	10,020,000	10,170,000
Weighted average exercise price
Balance at beginning of period (in CAD per share) | $ / shares	$ 2.11	$ 1.29
Options exercised (in CAD per share) | $ / shares	0.75	1.00
Options granted (in CAD per share) | $ / shares		7.35
Options expired (in CAD per share) | $ / shares		0.96
Balance at end of period (in CAD per share) | $ / shares	$ 2.13	$ 2.11